APP Cash awards (Details 7) SFr in Millions	12 Months Ended
Dec. 31, 2015 CHF (SFr)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,144
Adjustable Performance Plan cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Adjustable Performance Plan is a deferred compensation plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan cash awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan) and 2010 (2010 Adjustable Performance Plan). The 2009 Adjustable Performance Plan cash awards were fully vested and expensed as of December 31, 2012 and were delivered in the first half of 2013. The 2010 Adjustable Performance Plan cash awards vested over a four-year period, with the final payout value subject to an upward or downward adjustment, depending on the financial performance of the specific business areas and the Group ROE. The adjustments were determined on an annual basis, increasing or decreasing the outstanding balances by a percentage equal to the reported ROE, unless the division that granted the awards incurred a pre-tax loss. In this case, outstanding awards in that division were subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative ROE applied for that year and was greater than the divisional adjustment. For employees in corporate functions, as well as for all Executive Board members, all outstanding 2010 Adjustable Performance Plan cash awards were linked to the Group's adjusted profit or loss and the Group ROE, but were not dependent upon the adjusted profit or loss of the business areas that they supported.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	4 years
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,118